Shareholders' Equity - Summary of Other Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ (553)	€ 456	€ 149
Movement in foreign currency translation and net foreign investment hedging reserves	848	(1,015)	301
Disposal of a business	8	(7)	(1)
Tax effect	3	(7)	(5)
Equity movements of joint ventures	25	12	8
Equity movements of associates	(6)	7	4
Ending balance	325	(553)	456
Foreign currency translation reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(402)	799	499
Movement in foreign currency translation and net foreign investment hedging reserves	1,013	(1,209)	311
Disposal of a business	10	(5)	(1)
Tax effect	(24)	12	(10)
Ending balance	596	(402)	799
Net foreign investment hedging reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(199)	(374)	(370)
Movement in foreign currency translation and net foreign investment hedging reserves	(165)	195	(10)
Disposal of a business	(2)	0
Tax effect	27	(19)	5
Ending balance	(338)	(199)	(374)
Equity movements of joint ventures and associates [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	48	31	19
Movement in foreign currency translation and net foreign investment hedging reserves	0
Disposal of a business		(2)
Equity movements of joint ventures	25	12	8
Equity movements of associates	(6)	7	4
Ending balance	€ 67	€ 48	€ 31